REPORTABLE SEGMENTS (Tables) - Successors [Member]	12 Months Ended
Dec. 31, 2022
SCHEDULE OF SEGMENT REPORTING, INFORMATION ON REVENUES AND LONG-LIVED ASSETS

Revenue from operations

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020 (As restated, Note 4)
Reportable Segment:
Production Services	$567,249	$554,097	$557,327
Drilling and Evaluation Services	342,268	322,632	276,825
Total revenue from external customers	$909,517	$876,729	$834,152

Long-lived assets

	As of
	December 31, 2022	December 31, 2021
Reportable Segment:
Production Services	$239,958	$253,215
Drilling and Evaluation Services	173,520	133,691
Total Reportable Segments	413,478	386,906
Unallocated assets	47,583	38,600
Total long-lived assets	$461,061	$425,506

Unallocated assets mainly comprise of buildings and leasehold improvements in the countries which supports both the segments in the normal course of business.

Total segment operating (loss) / income

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
Reportable Segment:
Production Services	$28,717	$(1,858)	$56,180
Drilling and Evaluation Services	33,473	(1,238)	24,295
Total Reportable Segments	62,190	(3,096)	80,475
Unallocated expenses	(63,107)	(40,236)	(45,197)
Total Operating income / (loss)	(917)	(43,332)	35,278
Interest expense, net	(34,126)	(15,174)	(15,879)
Gain/(loss) on Private Warrant Liability	-	-	557
Other income / (expense), net	5,242	(2,073)	9,139
(Loss) / income before income tax	(29,801)	(60,579)	29,095

Unallocated expenses for the years ended December 31, 2022, December 31, 2021, and December 31, 2020, mainly include payroll and compensation costs for headquarters’ employees, professional and legal expenses relating to audit firms, consulting firms and legal counsel, and depreciation charges on headquarters’ offices and leasehold improvements.

SCHEDULE OF REVENUE FROM EXTERNAL CUSTOMERS AND LONG-LIVED ASSETS, BY GEOGRAPHICAL AREAS

Revenue by geographic area

	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020 (As restated, Note 4)
Geographic Area:
Domestic (British Virgin Islands)	$-	$-	$-
MENA	893,635	865,917	822,606
Rest of World	15,882	10,812	11,546
Total revenue	$909,517	$876,729	$834,152

Long-lived assets by geographic area

	As of
	December 31, 2022	December 31, 2021
Geographic area:
Domestic (British Virgin Islands)	$-	$-
MENA	443,967	408,089
Rest of World	17,094	17,417
Total long-lived assets	$461,061	$425,506